UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-03957
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                10-4-2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        -------------------

Form 13F Information Table Entry Total:         88
                                        -------------------

Form 13F Information Table Value Total: $  214,324
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       3,665      86,519     X                                           86,519
ABERCROMBIE & FITCH        COM       002896207       2,221      70,500     X                                           70,500
ALLIANT TECHSYSTEMS        COM       018804104       5,571      92,089     X                                           92,089
AMBAC                      COM       023139108         784       9,800     X                                            9,800
AMERICAN EXPRESS           COM       025816109       2,432      47,264     X                                           47,264
AMETEK                     COM       031100100       6,845     225,745     X                                          225,745
AMGEN                      COM       031162100       3,580      63,010     X                                           63,010
ANHEUSER BUSCH             COM       035229103       3,279      65,651     X                                           65,651
APPLIED MATERIALS          COM       038222105         589      35,700     X                                           35,700
AVON PRODUCTS              COM       054303102       2,450      56,100     X                                           56,100
BANK OF AMERICA            COM       06605F102         972      22,438     X                                           22,438
BARD (C.R.)                COM       067383109       1,360      24,010     X                                           24,010
BARR PHARMACEUTICALS       COM       068306109       1,493      36,034     X                                           36,034
BECKMAN COULTER INC        COM       075811109       3,633      64,730     X                                           64,730
BED BATH & BEYOND          COM       075896100       3,116      83,971     X                                           83,971
BIOMET                     COM       090613100       2,129      45,411     X                                           45,411
BROWN & BROWN INC          COM       115236101       1,997      43,702     X                                           43,702
C H ROBINSON WORLDWIDE     COM       12541W100         480      10,350     X                                           10,350
C S G SYSTEMS INTL         COM       126349109         478      31,050     X                                           31,050
CATALINA MARKETING         COM       148867104       1,830      79,270     X                                           79,270
CHRISTOPHER & BANKS        COM       171046105       1,509      94,233     X                                           94,233
CISCO SYSTEMS              COM       17275R102       1,056      58,359     X                                           58,359
CITIGROUP                  COM       172967101         523      11,848     X                                           11,848
CLARCOR INC                COM       179895107       2,167      45,450     X                                           45,450
COCA COLA                  COM       191216100       1,433      35,778     X                                           35,778
COLGATE PALMOLIVE          COM       194162103         866      19,167     X                                           19,167
CRANE                      COM       224399105         262       9,050     X                                            9,050
DELL                       COM       247025109       5,904     165,829     X                                          165,829
DIONEX                     COM       254546104         276       5,050     X                                            5,050
DOLLAR TREE STORES         COM       256747106       2,327      86,336     X                                           86,336
DONALDSON COMPANY          COM       257651109       1,305      45,975     X                                           45,975
EATON                      COM       278058102       1,601      25,250     X                                           25,250
ECOLAB                     COM       278865100         355      11,300     X                                           11,300
EQUIFAX                    COM       294429105       1,854      70,325     X                                           70,325
EXPEDITORS INT'L           COM       302130109       6,448     124,710     X                                          124,710
FACTSET RESEARCH SYSTEMS   COM       303075105       1,298      26,925     X                                           26,925
FANNIE MAE                 COM       313586109       2,889      45,570     X                                           45,570
FORD                       COM       345370100       1,583     112,704     X                                          112,704
FRANKLIN ELECTRIC CO       COM       353514102       1,329      33,550     X                                           33,550
FREDDIE MAC                COM       313400301       2,751      42,160     X                                           42,160
GALLAGHER, (ARTHUR, J.)    COM       363576109       3,555     107,300     X                                          107,300
GANNETT                    COM       364730101       1,482      17,695     X                                           17,695
GARMIN LTD                 COM       G37260109       4,311      99,685     X                                           99,685
GENERAL DYNAMICS           COM       369550108       3,331      32,625     X                                           32,625
GENERAL MOTORS             COM       370442105       1,407      33,113     X                                           33,113
GRACO INC                  COM       384109104       5,842     174,398     X                                          174,398
GUIDANT CORP               COM       401698105       4,620      69,960     X                                           69,960
HARLEY DAVIDSON INC        COM       412822108       2,759      46,424     X                                           46,424
I B M                      COM       459200101       3,089      36,024     X                                           36,024
I M S HEALTH               COM       449934108         650      27,158     X                                           27,158
INTEGRATED CIRCUIT SYS     COM       45811K208       1,451      67,500     X                                           67,500
INTEL                      COM       458140100       1,795      89,496     X                                           89,496
JOHNSON CONTROLS           COM       478366107       2,304      40,564     X                                           40,564
JOHNSON & JOHNSON          COM       478160104       2,691      47,766     X                                           47,766
KB HOME                    COM       48666K109       2,124      25,135     X                                           25,135
KELLOGG                    COM       191216100       2,202      51,625     X                                           51,625
KIMBERLY-CLARK             COM       494368103       3,234      50,065     X                                           50,065
KING PHARMACEUTICALS INC   COM       495582108         330      27,630     X                                           27,630
LENNAR CORP                COM       526057104         277       5,825     X                                            5,825
LEXMARK INTL GROUP         COM       529771107       1,616      19,240     X                                           19,240
LILLY ELI & CO             COM       532457108       2,647      44,087     X                                           44,087
M B N A                    COM       55262L100       4,562     181,041     X                                          181,041
M G I C                    COM       552848103       2,547      38,275     X                                           38,275
MC CORMICK                 COM       579780206       5,752     167,494     X                                          167,494
MCGRAW-HILL                COM       580645109       2,054      25,775     X                                           25,775
MERCK                      COM       589331107         952      28,841     X                                           28,841
METTLER TOLEDO INTL        COM       592688105       5,175     109,600     X                                          109,600
MICROSOFT                  COM       594918104         373      13,480     X                                           13,480
NATIONAL CITY CORP         COM       635405103       3,569      92,416     X                                           92,416
NORTH FORK BANCORP         COM       659424105       3,630      81,675     X                                           81,675
ORACLE                     COM       68389X105       4,332     384,057     X                                          384,057
PATTERSON COMPANIES        COM       703412106       6,336      82,758     X                                           82,758
PEPSICO                    COM       713448108       1,798      36,959     X                                           36,959
PFIZER                     COM       717081103       3,273     106,947     X                                          106,947
PITNEY BOWES               COM       724479100         496      11,250     X                                           11,250
PLANTRONICS                COM       727493108       4,765     110,188     X                                          110,188
POLARIS INDUSTRIES         COM       731068102       3,669      65,737     X                                           65,737
PROCTER & GAMBLE           COM       742718109       3,723      68,783     X                                           68,783
PROVIDIAN FINANCIAL        COM       74406A102         723      46,500     X                                           46,500
RAYMOND JAMES FINL         COM       754730109       1,334      55,296     X                                           55,296
ROSS STORES                COM       778296103       2,657     113,345     X                                          113,345
S E I INVESTMENTS          COM       784117103       4,386     130,233     X                                          130,233
SAFEWAY                    COM       786514208       1,032      53,425     X                                           53,425
SKECHERS USA               COM       830566105         974      67,100     X                                           67,100
SUPERIOR INDUSTRIES        COM       868168105         966      32,270     X                                           32,270
UNITED TECHNOLOGIES        COM       913017109         794       8,498     X                                            8,498
VERIZON COMMUNICATIONS     COM       92343V104         663      16,844     X                                           16,844
WATERS                     COM       941848103       5,434     123,211     X                                          123,211